Other financial liabilities - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other financial liabilities
Other financial liabilities	$ 256,640	$ 278,724
Total	256,640	278,724
Less deferred financing fees	(1,415)	(1,651)
Total other financial liabilities, net of deferred financing fees	255,225	277,073
Less current portion, net of deferred financing fees	(43,745)	(43,710)
Other financial liabilities, net of current portion and deferred financing fees	$ 211,480	$ 233,363